Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000215087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024691
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	3.35%	3.03%	2.10%
Without Sales Load [Member] | C000215087
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%	3.50%	2.38%
Without Sales Load [Member] | C000024691
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	3.25%	2.21%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
FEDERATED INDEX: ICE BofA 1-Year US Treasury Note Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Average Annual Return, Percent	3.26%	2.82%	2.15%
FEDERATED INDEX: ICE BofA 1-Year US Treasury Note Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Average Annual Return, Percent	3.26%	2.82%	2.15%